As filed with the Securities and Exchange Commission on May 21, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave. P.O. Box 2020
Bloomington, Illinois 61702
(Address of principal executive offices) (Zip code)

Paul M. Harmon
Office of the General Counsel
Bloomington, Illinois 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  March 31, 2007

Item 1. Schedule of Investments.

COUNTRY VP Growth Fund
Schedule of Investments
March 31, 2007
(unaudited)
	Shares	Value
COMMON STOCKS - 98.29%
Consumer Discretionary - 9.09%
Carter's, Inc. (a)	4,800	$121,632
Gentex Corporation	16,550	268,937
Getty Images, Inc. (a)	5,300	257,739
H&R Block	6,000	126,240
The Home Depot, Inc.	5,950	218,603
Target Corporation	3,900	231,114
		1,224,265
Consumer Staples - 13.17%
Altria Group, Inc.	2,850	250,258
Archer-Daniels-Midland Co.	5,900	216,530
CVS/Caremark Corporation	8,500	290,190
McCormick & Company	3,500	134,820
The Procter & Gamble Company	5,600	353,696
Sysco Corporation	7,000	236,810
Wal-Mart Stores, Inc.	6,200	291,090
		1,773,394
Energy - 11.76%
Apache Corporation	3,000	212,100
Chesapeake Energy Corp.	4,500	138,960
ChevronTexaco Corp.	1,900	140,524
ConocoPhillips	3,900	266,565
Exxon Mobil Corporation	4,400	331,980
Halliburton Company	7,700	244,398
Schlumberger Limited (b)	3,600	248,760
		1,583,287
Financials - 16.00%
ACE Limited (b)	3,600	205,416
Aflac Inc.	2,800	131,768
American Express Company	3,000	169,200
American International Group, Inc.	4,200	282,324
Bank of America Corporation	2,353	120,050
The Bank of New York Company, Inc.	3,300	133,815
Citigroup Inc.	6,600	338,844
JPMorgan Chase & Co.	5,100	246,738
MGIC Investment Corporation	2,100	123,732
SLM Corp.	3,700	151,330
Wells Fargo & Company	7,300	251,339
		2,154,556
Health Care - 11.81%
Abbott Laboratories	4,150	231,570
Amgen Inc. (a)	3,200	178,816
Forest Laboratories, Inc. (a)	3,200	164,608
Johnson & Johnson	3,700	222,962
Medco Health Solutions, Inc. (a)	2,300	166,819
Medtronic, Inc.	5,300	260,018
Pfizer Inc.	9,000	227,340
Wellpoint Inc. (a)	1,700	137,870
		1,590,003
Industrials - 10.31%
3M Co.	3,500	267,505
Caterpillar Inc.	2,650	177,630
Emerson Electric Co.	3,600	155,124
FedEx Corp.	1,600	171,888
General Electric Company	11,000	388,960
Illinois Tool Works, Inc.	4,400	227,040
		1,388,147
Information Technology - 17.26%
Cisco Systems, Inc. (a)	6,500	165,945
EMC Corporation (a)	13,400	185,590
Intel Corporation	14,200	271,646
International Business Machines Corporation	1,500	141,390
Intuit Inc. (a)	7,100	194,256
Iron Mountain, Inc. (a)	4,550	118,891
Microsoft Corporation	9,250	257,798
Nokia Corp. - ADR	11,750	269,310
Oracle Corp. (a)	9,700	175,861
QLogic Corp. (a)	8,000	136,000
QUALCOMM Inc.	4,450	189,837
Western Union Company	9,900	217,305
		2,323,829
Materials - 3.07%
Alcoa Inc.	6,000	203,400
Newmont Mining Corporation	5,000	209,950
		413,350
Telecommunication Services - 2.60%
ALLTEL Corporation	2,700	167,400
Verizon Communications Inc.	4,800	182,016
		349,416
Utilities - 3.22%
Dominion Resources Inc.	3,100	275,187
Progress Energy, Inc.	3,150	158,886
		434,073
TOTAL COMMON STOCKS (Cost $11,341,662)		13,234,320

SHORT TERM INVESTMENTS - 1.62%
Money Market Funds - 1.62%
Janus Money Market Fund	218,610	218,610
TOTAL SHORT TERM INVESTMENTS (Cost $218,610)		218,610

Total Investments (Cost $11,560,272) (c) - 99.91%		13,452,930
Other Assets in Excess of Liabilities - 0.09%		12,074
TOTAL NET ASSETS - 100.00%		$13,465,004

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Foreign issuer.
(c)	The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

	Cost of investments	$ 11,560,272
	Gross unrealized appreciation	2,277,774
	Gross unrealized depreciation	(385,116)
	Net unrealized appreciation	$ 1,892,658

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.
For the previous fiscal year’s federal income tax information, please refer to the
Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

COUNTRY VP Balanced Fund
Schedule of Investments
March 31, 2007
(unaudited)
	Shares	Value
COMMON STOCKS - 60.75%
Consumer Discretionary - 4.80%
Carter's, Inc. (a)	3,000	$76,020
Gentex Corporation	6,700	108,875
Getty Images, Inc. (a)	2,300	111,849
H&R Block	3,000	63,120
The Home Depot, Inc.	2,600	95,524
Target Corporation	1,850	109,631
		565,019
Consumer Staples - 8.59%
Altria Group, Inc.	1,300	114,153
Archer-Daniels-Midland Co.	2,700	99,090
CVS/Caremark Corporation	5,500	187,770
McCormick & Company	2,200	84,744
The Procter & Gamble Company	3,200	202,112
Sysco Corporation	3,600	121,788
Wal-Mart Stores, Inc.	4,300	201,885
		1,011,542
Energy - 7.59%
Apache Corporation	1,900	134,330
Chesapeake Energy Corp.	3,000	92,640
ConocoPhillips	2,400	164,040
Exxon Mobil Corporation	2,500	188,625
Halliburton Company	4,500	142,830
Schlumberger Limited (c)	2,000	138,200
Spectra Energy Corp.	1,250	32,837
		893,502
Financials - 10.61%
ACE Limited (c)	1,400	79,884
Aflac Inc.	1,700	80,002
American Express Company	1,600	90,240
American International Group, Inc.	2,200	147,884
Bank of America Corporation	2,400	122,448
The Bank of New York Company, Inc.	3,000	121,650
Citigroup Inc.	3,400	174,556
JPMorgan Chase & Co.	1,980	95,792
MGIC Investment Corporation	1,300	76,596
SLM Corp.	1,900	77,710
Wells Fargo & Company	5,300	182,479
		1,249,241
Health Care - 7.50%
Abbott Laboratories	2,600	145,080
Amgen Inc. (a)	2,400	134,112
Forest Laboratories, Inc. (a)	1,400	72,016
Johnson & Johnson	2,100	126,546
Medco Health Solutions, Inc. (a)	1,500	108,795
Medtronic, Inc.	2,700	132,462
Pfizer Inc.	6,500	164,190
		883,201
Industrials - 6.40%
3M Co.	1,900	145,217
Caterpillar Inc.	1,800	120,654
Emerson Electric Co.	1,800	77,562
FedEx Corp.	750	80,573
General Electric Company	6,100	215,696
Illinois Tool Works, Inc.	2,200	113,520
		753,222
Information Technology - 10.34%
Cisco Systems, Inc. (a)	5,500	140,415
EMC Corporation (a)	7,000	96,950
Intel Corporation	6,600	126,258
International Business Machines Corporation	1,100	103,686
Intuit Inc. (a)	3,700	101,232
Iron Mountain, Inc. (a)	2,700	70,551
Microsoft Corporation	6,000	167,220
Nokia Corp. - ADR	4,500	103,140
QLogic Corp. (a)	4,300	73,100
QUALCOMM Inc.	2,400	102,384
Western Union Company	6,000	131,700
		1,216,636
Materials - 1.74%
Alcoa Inc.	3,200	108,480
Newmont Mining Corporation	2,300	96,577
		205,057
Telecommunication Services - 1.70%
ALLTEL Corporation	1,400	86,800
Verizon Communications Inc.	3,000	113,760
		200,560
Utilities - 1.48%
Dominion Resources Inc.	1,000	88,770
Progress Energy, Inc.	1,700	85,748
		174,518
TOTAL COMMON STOCKS (Cost $6,004,676)		7,152,498

	Principal
	Amount
ASSET BACKED SECURITIES - 2.10%
Capital Auto Receivables Asset Trust
5.030%, 10/15/2009	$100,000	99,779
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	50,000	46,988
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	100,000	99,747
TOTAL ASSET BACKED SECURITIES (Cost $245,207)		246,514

CORPORATE BONDS - 3.72%
Consumer Staples - 0.41%
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	50,000	48,447
Financials - 3.31%
American Honda Finance Corporation
4.500%, 05/26/2009 (Acquired 05/18/2004, Cost $49,894) (b)	50,000	49,380
General Electric Capital Corporation
4.250%, 12/01/2010	100,000	97,076
3.000%, 06/27/2018 (e)	50,000	46,616
HSBC Finance Corporation
4.125%, 12/15/2008	100,000	98,246
Toyota Motor Credit Corporation
4.350%, 12/15/2010	100,000	97,751
		389,069
TOTAL CORPORATE BONDS (Cost $447,975)		437,516

MORTGAGE BACKED SECURITIES - 12.94%
Citicorp Mortgage Securities, Inc
5.000%, 08/25/2020	41,164	40,913
Federal Home Loan Bank
4.840%, 01/25/2012	38,185	37,850
Federal Home Loan Mortgage Corp.
5.125%, 12/15/2013	35,891	35,694
6.500%, 03/01/2015	44,920	46,049
4.000%, 11/15/2018	200,000	181,809
5.000%, 11/15/2018	75,000	73,501
5.750%, 12/15/2018	41,171	41,320
5.000%, 10/01/2020	43,160	42,583
5.000%, 10/15/2031	50,000	48,913
Federal National Mortgage Association
5.000%, 02/01/2014	47,160	46,931
5.500%, 09/01/2025	41,917	41,744
5.500%, 02/01/2033	73,569	72,975
5.500%, 12/01/2035	44,618	44,197
5.290%, 11/25/2043	50,000	49,627
6.500%, 02/25/2044	36,028	36,917
6.500%, 05/25/2044	31,752	32,616
Government National Mortgage Association
4.500%, 05/20/2014	69,310	68,102
4.116%, 03/16/2019	44,662	43,809
6.000%, 02/15/2032	32,668	33,177
7.000%, 07/15/2032	37,677	39,408
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	100,000	99,237
Master Asset Securitization Trust
5.500%, 07/25/2033	36,358	35,671
Mortgage IT Trust
4.250%, 02/25/2035 (e)	37,484	36,868
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $23,491) (b)	22,394	22,870
Residential Asset Securitization Trust
4.750%, 02/25/2019	40,395	39,171
Wachovia Bank Commercial Mortgage Trust
4.445%, 11/15/2035	125,000	122,511
5.409%, 07/15/2041	75,000	75,212
Wells Fargo Mortgage Backed Securities Trust
4.450%, 10/25/2033	33,925	33,087
TOTAL MORTGAGE BACKED SECURITIES (Cost $1,541,840)		1,522,762

U.S. GOVERNMENT AGENCY ISSUES - 4.47% (d)
Federal Home Loan Bank
2.750%, 04/05/2007 (e)	50,000	49,997
4.000%, 07/02/2015 (e)	150,000	145,027
4.000%, 06/26/2018 (e)	50,000	48,290
4.250%, 07/17/2018 (e)	50,000	47,996
4.500%, 07/23/2018 (e)	75,000	71,978
Federal Home Loan Mortgage Corp.
4.500%, 01/15/2014	75,000	73,188
New Valley Generation IV
4.687%, 01/15/2022	91,747	90,045
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $525,557)		526,521

U.S. TREASURY OBLIGATIONS - 7.47%
U.S. Treasury Bond
7.500%, 11/15/2016	50,000	60,764
U.S. Treasury Inflation Index Bond
2.375%, 01/15/2025	26,841	27,014
U.S. Treasury Inflation Index Note
3.375%, 01/15/2012	56,987	60,457
3.000%, 07/15/2012	56,278	58,991
1.875%, 07/15/2013	55,094	54,378
		173,826
U.S. Treasury Note
3.125%, 05/15/2007	50,000	49,883
2.750%, 08/15/2007	50,000	49,574
4.000%, 09/30/2007	75,000	74,622
2.625%, 05/15/2008	50,000	48,799
4.125%, 08/15/2008	100,000	99,156
3.875%, 07/15/2010	50,000	49,041
4.250%, 11/15/2013	50,000	49,061
4.500%, 02/15/2016	200,000	197,969
		618,105
TOTAL U.S. TREASURY OBLIGATIONS (Cost $891,597)		879,709

	Shares
SHORT TERM INVESTMENTS - 7.91%
Money Market Funds - 7.91%
Federated Prime Obligations Fund	334,741	334,741
Janus Money Market Fund	596,883	596,883
TOTAL SHORT TERM INVESTMENTS (Cost $931,624)		931,624

Total Investments (Cost $10,588,476) (f) - 99.36%		11,697,144
Other Assets in Excess of Liabilities - 0.64%		74,819
TOTAL NET ASSETS - 100.00%		$11,771,963

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Restricted under Rule 144A of the Securities Act of 1933.
(c)	Foreign issuer.
(d)	The obligations of certain U.S. Government-sponsored entities are neither issued.
	nor guaranteed by the United States Treasury.
(e)	Variable rate security. The rate shown is in effect on March 31, 2007.
(f)	The cost basis of investments for federal income tax purposes
	at March 31, 2007 was as follows*:

	Cost of investments	$10,588,476
	Gross unrealized appreciation	1,359,448
	Gross unrealized depreciation	(250,778)
	Net unrealized appreciation	$1,108,670

	*Because tax adjustments are calculated annually, the above table
	reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.
	For the previous fiscal year’s federal income tax information, please refer to the
	Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

COUNTRY VP Short Term Bond Fund
Schedule of Investments
March 31, 2007
(unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 10.63%
Capital Auto Receivables Asset Trust
5.030%, 10/15/2009	$150,000	$149,669
Capital One Multi-Asset Execution Trust
4.400%, 08/15/2011	500,000	495,605
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	150,000	149,621
5.363%, 03/25/2030	100,000	99,624
4.931%, 05/25/2032 (a)	115,418	114,488
Daimler Chrysler Auto Trust
4.980%, 11/08/2011	500,000	500,400
Residential Asset Securities Corporation
4.767%, 10/25/2032	100,000	99,001
TOTAL ASSET BACKED SECURITIES (Cost $1,606,000)		1,608,408

CORPORATE BONDS - 11.72%
Baltimore Gas and Electric Company
6.730%, 06/12/2012	100,000	105,773
General Electric Capital Corporation
3.500%, 08/15/2007	300,000	298,131
General Motors Acceptance Corporation
5.625%, 05/15/2009	100,000	98,186
Harley Davidson Funding Corp.
3.625%, 12/15/2008 (Acquired 10/17/06, Cost $243,395) (b)	250,000	243,622
Keycorp Notes
4.700%, 05/21/2009	300,000	297,769
Marshall & Ilsley Bank
2.900%, 08/18/2009	136,364	131,699
Nationwide Life Global Fund
2.750%, 05/15/2007 (Acquired 02/20/2004, Cost $299,403) (b)	300,000	299,403
Rowan Companies, Inc.
5.880%, 03/15/2012	123,000	125,177
U.S. Central Credit Union
2.700%, 09/30/2009	109,091	105,745
U.S. Trade Funding Corp.
4.260%, 11/15/2014 (Acquired 12/14/2004, Cost $69,740) (b)	70,068	68,720
TOTAL CORPORATE BONDS (Cost $1,788,772)		1,774,225

MORTGAGE BACKED SECURITIES - 30.73%
Bank of America Mortgage Securities
5.250%, 10/25/2020	98,528	98,458
Chase Mortgage Finance Corporation
5.500%, 11/25/2035	150,000	149,929
Citicorp Mortgage Securities, Inc
5.000%, 08/25/2020	82,328	81,826
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	181,010	181,159
Deutsche Alternative Mortgage Securities, Inc.
5.500%, 02/25/2036	52,988	52,682
Deutsche Mortgage Securities, Inc.
5.051%, 06/26/2035 (Acquired 09/22/2005, Cost $130,628) (a) (b)	130,690	129,827
Federal Home Loan Bank
4.840%, 01/25/2012	76,371	75,700
4.720%, 09/20/2012	126,478	123,651
Federal Home Loan Mortgage Corp.
4.500%, 05/01/2013	221,241	217,946
6.500%, 03/01/2015	112,300	115,124
Federal National Mortgage Association
5.000%, 01/01/2011	90,878	90,999
6.000%, 05/01/2013	221,392	225,540
4.500%, 06/01/2013	166,516	163,820
5.000%, 06/01/2013	170,912	170,060
4.000%, 11/01/2013	170,940	166,009
5.000%, 02/01/2014	94,320	93,862
6.000%, 06/25/2016	123,254	124,091
4.149%, 05/01/2034	63,256	61,054
5.290%, 11/25/2043	150,000	148,880
6.500%, 02/25/2044	72,057	73,833
6.500%, 05/25/2044	74,087	76,104
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	150,000	148,433
GMAC Commercial Mortgage Securities Inc.
6.650%, 09/15/2035	52,781	53,332
3.400%, 04/10/2040	241,316	236,506
Government National Mortgage Association
4.104%, 03/16/2018	263,515	258,771
4.116%, 03/16/2019	133,987	131,427
4.130%, 02/16/2027	186,883	183,749
3.727%, 03/16/2027	97,453	94,730
Master Adjustable Rate Mortgages Trust
3.818%, 04/21/2034	106,720	104,950
Master Alternative Loan Trust
5.000%, 06/25/2015	70,204	69,628
Mortgage IT Trust
4.250%, 02/25/2035 (a)	74,968	73,736
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $70,473) (b)	67,181	68,609
Salomon Brothers Mortgage Securities VII
6.168%, 11/13/2036	63,845	64,305
Structured Asset Securities Corporation
5.540%, 11/25/2032 (a)	42,892	42,597
Washington Mutual
4.119%, 01/25/2033	83,542	83,335
3.177%, 09/25/2033	22,483	22,388
4.837%, 10/25/2035	198,429	196,070
Wells Fargo Mortgage Backed Securities Trust
5.500%, 02/25/2018	100,000	99,500
4.450%, 10/25/2033	101,775	99,262
TOTAL MORTGAGE BACKED SECURITIES (Cost $4,721,078)		4,651,882
U.S. GOVERNMENT AGENCY ISSUES - 10.62% (c)
Federal Home Loan Bank
2.750%, 04/05/2007 (a)	200,000	199,989
4.625%, 02/01/2008	500,000	497,954
4.250%, 11/27/2009 (a)	150,000	148,670
4.000%, 02/27/2014 (a)	200,000	198,873
Federal National Mortgage Association
3.875%, 02/01/2008	500,000	494,953
Overseas Private Investment Company
3.420%, 01/15/2015	70,875	67,464
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,607,763)		1,607,903

U.S. TREASURY OBLIGATIONS - 23.23%
U.S. Treasury Inflation Index Note
0.875%, 04/15/2010	267,065	258,225
U.S. Treasury Note
3.750%, 05/15/2008	150,000	148,213
4.125%, 08/15/2008	600,000	594,937
4.875%, 08/31/2008	1,000,000	1,001,211
4.750%, 12/31/2008	500,000	500,664
4.875%, 04/30/2011	1,000,000	1,012,031
		3,257,056
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,509,210)		3,515,281

	Shares
SHORT TERM INVESTMENTS - 12.50%
Money Market Funds - 12.50%
Federated Prime Obligations Fund	754,620	754,620
Janus Money Market Fund	754,062	754,062
Phoenix Insight Money Market Fund	383,137	383,137
TOTAL SHORT TERM INVESTMENTS (Cost $1,891,819)		1,891,819

Total Investments (Cost $15,124,642) (d) - 99.43%		15,049,518
Other Assets in Excess of Liabilities - 0.57%		86,975
TOTAL NET ASSETS - 100.00%		$15,136,493

Percentages are stated as a percent of net assets.
(a)	Variable rate security. The rate shown is in effect on March 31, 2007.
(b)	Restricted under Rule 144A of the Securities Act of 1933.
(c)	The obligations of certain U.S. Government-sponsored entities are neither issued
	nor guaranteed by the United States Treasury.
(d)	The cost basis of investments for federal income tax purposes
	at March 31, 2007 was as follows*:

	Cost of investments	$15,124,642
	Gross unrealized appreciation	23,473
	Gross unrealized depreciation	(98,597)
	Net unrealized appreciation	$(75,124)

	*Because tax adjustments are calculated annually, the above table
	reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.
	For the previous fiscal year’s federal income tax information, please refer to the
	Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

COUNTRY VP Bond Fund
Schedule of Investments
March 31, 2007
(unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 4.18%
CIT Equipment Collateral
5.050%, 04/20/2014	$200,000	$198,708
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	75,000	70,482
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	150,000	149,621
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	100,000	97,423
Residential Asset Securities Corporation
4.767%, 10/25/2032	150,000	148,501
TOTAL ASSET BACKED SECURITIES (Cost $665,413)		664,735

CORPORATE BONDS - 12.59%
American Honda Finance Corporation
4.500%, 05/26/2009 (Acquired 05/18/2004, Cost $99,787) (a)	100,000	98,759
Baltimore Gas and Electric Company
6.730%, 06/12/2012	100,000	105,773
General Electric Capital Corporation
4.250%, 12/01/2010	200,000	194,152
3.000%, 06/27/2018 (b)	250,000	233,081
GTE South, Inc.
6.000%, 02/15/2008	200,000	201,071
HSBC Finance Corporation
4.125%, 12/15/2008	200,000	196,492
Ingersoll-Rand Company Ltd.
6.230%, 11/19/2027 (d)	150,000	160,040
International Bank Reconstruction & Development
6.000%, 03/04/2020 (b) (d)	200,000	159,000
Merck & Co. Inc.
5.760%, 05/03/2037	75,000	78,624
Perforadora Centrale
5.240%, 12/15/2018 (d)	80,005	80,841
Toyota Motor Credit Corporation
4.350%, 12/15/2010	200,000	195,503
Vessel Management Services Inc.
4.960%, 11/15/2027	84,000	82,905
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	225,000	218,008
TOTAL CORPORATE BONDS (Cost $2,048,222)		2,004,249

MORTGAGE BACKED SECURITIES - 39.42%
Bank of America Mortgage Securities
5.250%, 10/25/2020	124,195	124,106
Citicorp Mortgage Securities, Inc
5.000%, 08/25/2020	69,978	69,552
Federal Home Loan Bank
4.840%, 01/25/2012	76,371	75,700
Federal Home Loan Mortgage Corp.
6.500%, 03/01/2015	112,300	115,124
4.000%, 11/15/2018	500,000	454,521
5.000%, 11/15/2018	200,000	196,002
5.750%, 12/15/2018	82,341	82,640
5.000%, 10/01/2020	129,481	127,749
5.000%, 10/15/2031	150,000	146,740
Federal National Mortgage Association
3.500%, 09/01/2013	106,151	101,621
5.000%, 02/01/2014	141,480	140,793
5.500%, 09/01/2025	167,668	166,978
5.500%, 02/01/2033	132,423	131,355
5.500%, 12/01/2035	133,854	132,591
5.290%, 11/25/2043	150,000	148,880
6.500%, 02/25/2044	72,057	73,833
6.500%, 05/25/2044	74,087	76,105
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	150,000	148,433
GMAC Commercial Mortgage Securities Inc.
3.400%, 04/10/2040	160,877	157,671
Government National Mortgage Association
4.500%, 05/20/2014	173,276	170,256
5.500%, 10/20/2015	189,057	190,679
4.104%, 03/16/2018	140,541	138,011
4.116%, 03/16/2019	133,987	131,427
4.031%, 01/16/2021	182,731	178,900
3.727%, 03/16/2027	97,453	94,730
6.000%, 12/15/2031	74,508	75,700
6.000%, 02/15/2032	98,005	99,530
7.000%, 07/15/2032	75,354	78,817
5.000%, 07/15/2033	363,790	354,569
4.828%, 11/16/2033	500,000	481,426
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	297,711
Mortgage IT Trust
4.250%, 02/25/2035 (b)	74,968	73,736
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004, Cost $39,598) (a)	37,275	38,128
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $70,585) (a)	67,181	68,609
Residential Asset Securitization Trust
4.750%, 02/25/2019	107,721	104,456
Small Business Administration Participation Certificates
5.080%, 11/01/2022	74,642	74,682
5.570%, 03/01/2026	95,879	97,666
Vendee Mortgage Trust
5.750%, 11/15/2032	50,000	50,107
Wachovia Bank Commercial Mortgage Trust
4.445%, 11/15/2035	450,000	441,039
5.409%, 07/15/2041	75,000	75,212
Wells Fargo Mortgage Backed Securities Trust
4.450%, 10/25/2033	101,775	99,262
5.600%, 07/25/2036	189,712	189,431
TOTAL MORTGAGE BACKED SECURITIES (Cost $6,342,182)		6,274,478

U.S. GOVERNMENT AGENCY ISSUES - 13.63% (c)
Federal Home Loan Bank
4.250%, 11/27/2009 (b)	150,000	148,670
4.000%, 07/23/2013 (b)	100,000	98,984
4.000%, 07/02/2015 (b)	500,000	483,423
4.000%, 03/30/2016 (b)	50,000	48,921
4.250%, 06/19/2018 (b)	100,000	96,463
4.500%, 06/19/2018 (b)	100,000	96,597
4.000%, 06/26/2018 (b)	375,000	362,173
4.500%, 06/26/2018 (b)	150,000	145,158
4.000%, 07/09/2018 (b)	100,000	95,564
4.250%, 07/17/2018 (b)	220,000	211,184
4.500%, 07/23/2018 (b)	50,000	48,545
Federal Home Loan Mortgage Corp.
4.500%, 01/15/2014	250,000	243,960
New Valley Generation IV
4.687%, 01/15/2022	91,747	90,044
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,150,037)		2,169,686

U.S. TREASURY OBLIGATIONS - 22.52%
U.S. Treasury Bond
7.500%, 11/15/2016	200,000	243,055
5.375%, 02/15/2031	350,000	373,133
		616,188
U.S. Treasury Inflation Index Bond
2.375%, 01/15/2025	161,045	162,091
U.S. Treasury Inflation Index Note
3.000%, 07/15/2012	450,224	471,925
1.875%, 07/15/2013	110,188	108,756
2.000%, 01/15/2014	164,289	162,679
		743,360
U.S. Treasury Notes
4.250%, 11/30/2007	100,000	99,516
4.125%, 08/15/2008	100,000	99,156
3.375%, 11/15/2008	1,000,000	979,297
4.375%, 11/15/2008	100,000	99,477
4.750%, 02/15/2010	100,000	100,570
4.500%, 11/15/2010	100,000	99,922
4.250%, 11/15/2013	300,000	294,363
4.250%, 11/15/2014	100,000	97,625
4.000%, 02/15/2015	100,000	95,867
4.250%, 08/15/2015	100,000	97,324
		2,063,117
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,657,282)		3,584,756

	Shares
SHORT TERM INVESTMENTS - 6.89%
Money Market Funds - 6.89%
Federated Prime Obligations Fund	$306,499	306,499
Janus Money Market Fund	791,022	791,022
TOTAL SHORT TERM INVESTMENTS (Cost $1,097,521)		1,097,521

Total Investments (Cost $15,960,657) (e) - 99.23%		15,795,425
Other Assets in Excess of Liabilities - 0.77%		122,740
TOTAL NET ASSETS - 100.00%		$15,918,165

Percentages are stated as a percent of net assets.
(a)	Restricted under Rule 144A of the Securities Act of 1933.
(b)	Variable rate security. The rate shown is in effect on March 31, 2007.
(c)	The obligations of certain U.S. Government-sponsored entities are neither issued
	nor guaranteed by the United States Treasury.
(d)	Foreign issuer.
(e)	The cost basis of investments for federal income tax purposes
	at March 31, 2007 was as follows*:

	Cost of investments	$15,960,657
	Gross unrealized appreciation	50,316
	Gross unrealized depreciation	(215,548)
	Net unrealized appreciation	$(165,232)

	*Because tax adjustments are calculated annually, the above table
	reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.
	For the previous fiscal year’s federal income tax information, please refer to the
	Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   COUNTRY Mutual Funds Trust

By (Signature and Title)   /s/ Philip T. Nelson
Philip T. Nelson, President

Date   5/18/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Philip T. Nelson
Philip T. Nelson, President

Date   5/18/2007

By (Signature and Title)*   /s/ Kurt F. Bock
Kurt F. Bock, Treasurer

Date   5/18/2007

* Print the name and title of each signing officer under his or her signature.